NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

May 10, 2010

CERTNYS

001-32925

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

AMENDMENT to Certification filed on March 26, 2010

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ROYAL DUTCH SHELL PLC (Guarantor), SHELL INTERNATIONAL FINANCE B.V. (Issuer), 1.875% Guaranteed Notes due 2013, 4.375% Guaranteed Notes due 2020 and 5.500% Guaranteed Notes due 2040, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 25, 2010. Listing date – March 29, 2010.

Sincerely,

Edw